SCHEDULE OF LIST OF RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Relationship	COO of the Company/15.34% of votes of the Company	COO of the Company/15.34% of votes of the Company
Huajian Xu [Member]
Related Party Transaction [Line Items]
Relationship	CEO of the Company/74.07% of votes of the Company	CEO of the Company/74.07% of votes of the Company
Xing Xia [Member]
Related Party Transaction [Line Items]
Relationship	Deputy General Manager/15% shareholder of Wuxi Jinbang. Xing Xia is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.	Deputy General Manager/15% shareholder of Wuxi Jinbang. Xing Xia is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.